Purchase of ClaimCor LLC (Tables)	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Schedule of Estimated Allocation of the Purchase Price

The following table presents the estimated allocation of the purchase price to the net assets of ClaimCor as of January 2, 2015.

Cash	$18
Accounts receivable	132
Intangible asset: Non-compete agreement	9
Intangible asset: Customer base	43
Goodwill	211
Other assets	7
Total assets	$420

Accounts payable	89
Other liabilities	8
Total liabilities assumed	$97

Net assets acquired	$323